Document and Entity Information	Nov. 28, 2023
Cover [Abstract]
Entity Registrant Name	HF Sinclair Corp
Amendment Flag	false
Entity Central Index Key	0001915657
Document Type	8-K
Document Period End Date	Nov. 28, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-41325
Entity Tax Identification Number	87-2092143
Entity Address, Address Line One	2828 N. Harwood St.
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	871-3555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.01 par value
Trading Symbol	DINO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false